Document And Entity Information	Oct. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	IKONICS CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 28, 2021
Entity, Incorporation, State or Country Code	MN
Entity, File Number	000-25727
Entity, Tax Identification Number	41-0730027
Entity, Address, Address Line One	4832 Grand Avenue
Entity, Address, City or Town	Duluth
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55807
City Area Code	218
Local Phone Number	628-2217
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IKNX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001083301